Supplemental Cash Flow Information	12 Months Ended
Jan. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION
The following represents non-cash activities and supplemental information to the consolidated statements of cash flows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Non-cash operating items:
Net loss of discontinued operations	$910	$91,028	$270,794
Depreciation and amortization	53,300	49,205	49,441
Impairment of auction rate securities	—	407	6,914
Impairment of UBS put	—	6,696	6,889
Loss on extinguishment of debt	8,136	—	—
Provision for doubtful accounts	1,055	1,863	845
Stock-based compensation expense	26,821	35,539	38,575
Excess tax benefits from stock award plans	(847)	(815)	—
Operating asset write-downs	270	334	650
Deferred income taxes	32,962	40,454	(53,962)
Net realized gains on sale of investments	(24,414)	(23,810)	(10,760)
Equity in losses of unconsolidated affiliates, net of tax	(64)	20	6
Provision for inventory reserves	658	2,304	2,509
Losses on derivative financial instruments	896	5,863	14,709
Other non-cash items, net	(1,772)	(821)	1,328
Net non-cash operating items—continuing operations	$97,911	$208,267	$327,938
Non-cash investing transactions—continuing operations:
Accrued but unpaid purchases of property and equipment	$832	$1,047	$642
Inventory transfers to property and equipment	$637	$874	$621
Liabilities for contingent consideration in business combinations	$42,404	$3,424	$—
Stock options exercised, proceeds received subsequent to period end	$383	$65	$—
Purchases under supplier financing arrangements	$1,090	$1,859	$—
Cash paid during the year for interest—continuing operations	$29,227	$21,053	$24,705
Cash paid during the year for income taxes—continuing operations	$17,003	$8,578	$11,841